SUBSEQUENT RETROSPECTIVE STOCK SPLIT (Details Narrative) - USD ($)																																																			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 01, 2021	Nov. 18, 2021	Nov. 15, 2021	Nov. 08, 2021	Oct. 27, 2021	Oct. 19, 2021	Oct. 04, 2021	Sep. 28, 2021	Sep. 27, 2021	Sep. 22, 2021	Sep. 10, 2021	Aug. 30, 2021	Aug. 24, 2021	Aug. 23, 2021	Aug. 18, 2021	Aug. 13, 2021	Aug. 05, 2021	Jul. 30, 2021	Jul. 28, 2021	Jul. 16, 2021	Jul. 12, 2021	Jul. 07, 2021	Jul. 02, 2021	Jun. 10, 2021	Jun. 02, 2021	May 21, 2021	May 13, 2021	Apr. 28, 2021	Apr. 23, 2021	Apr. 22, 2021	Mar. 30, 2021	Mar. 24, 2021	Mar. 16, 2021	Mar. 15, 2021	Mar. 05, 2021	Feb. 25, 2021	Feb. 24, 2021	Feb. 23, 2021	Feb. 19, 2021	Feb. 12, 2021	Feb. 10, 2021	Feb. 09, 2021	Feb. 08, 2021	Feb. 03, 2021	Feb. 02, 2021	Jan. 27, 2021	Jan. 25, 2021	Jan. 06, 2021	Jan. 25, 2020	Oct. 14, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 09, 2021	Apr. 21, 2021	Apr. 20, 2021	Dec. 15, 2020	Nov. 18, 2020	Aug. 17, 2020	Apr. 15, 2020	Mar. 05, 2020
Subsequent Event [Line Items]
[custom:CommonStockAuthorizedReduction-0]																								1,000,000,000
Reverse stock split																								common stock in a ratio of 1-for-2,000. The preferred stock of the Company was not changed. The 1-for-2,000 Reverse Stock split was processed by FINRA and became effective at the start of trading on July 1, 2021. As a result of the Reverse Stock Split, every 2,000 shares of the Company’s issued and outstanding common stock, par value $0.001 per share, were converted into one (1) share of common stock, par value $0.001 per share. No fractional shares will be issued in connection with the Reverse Stock Split. Stockholders who otherwise would be entitled to receive fractional shares because they hold a number of pre-Reverse Stock Split shares of the Company’s common stock not evenly divisible by 2,000 will have the number of post-Reverse Stock Split shares of the Company’s common stock to which they are entitled rounded up to the nearest whole number of shares of the Company’s common stock.															not less than 1-for-10 and not more than 1-for-2,000											1-for-750
Proceeds from investor																																																					$ 365,873	$ 241,942	$ 299,173	$ 12,900
principal amount																																																			$ 832,000		832,000								$ 100,000
Proceeds from convertible debt																																																					642,000	1,352,250	1,502,250	676,000
Proceeds from common stock																																																					846,801			940,000
Fixed conversion price																																																													$ 0.01
Shares issued upon conversion																																																			$ 78,263	$ 8,182,966	1,601,521	12,512,125	14,359,446
Proceeds from issuance of stock value																																																					$ 390,000		$ 50,000
Common stock, shares authorized																																							1,800,000,000												1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000		3,800,000,000	1,800,000,000	1,800,000,000		1,500,000,000	750,000,000	250,000,000
Gross proceeds																																																	$ 114,500
Issuance of common stock																																																					$ 846,801			$ 500,000
Proceeds from Notes Payable																																																					$ 3,712,775	1,168,664	$ 2,147,996	$ 215,120
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																													309
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																																																					83,336		5,968	279
Shares issued upon conversion																																																			$ 14	$ 211	$ 116	$ 278	$ 406
Conversion of shares												9,802	12,535	10,446
Stock-based compensation, shares																																																			625		9,793	6,218	20,575
Issuance of common stock																																																					$ 83			$ 1
Stock Issued During Period, Shares, Issued for Services																																																							14,357
Minimum [Member]
Subsequent Event [Line Items]
[custom:CommonStockAuthorizedReduction-0]																																							10,000,000
Maximum [Member]
Subsequent Event [Line Items]
[custom:CommonStockAuthorizedReduction-0]																																							1,000,000,000
Auctus Fund, LLC [Member] | Warrant Two Security Agreement [Member]
Subsequent Event [Line Items]
Exercise price per share																		$ 4.50
Stock-based compensation, shares																		62,667
One Fourty Four Capital L L C [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																2,643
principal amount																$ 157,500
Gross proceeds																$ 150,000.00
Accrued interest rate																9.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																61.00%
G S Capital Partners L L C [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																2,642
principal amount																$ 157,500
Accrued interest rate																900.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																61.00%
Fast Capital L L C [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares															3,150
principal amount															$ 157,500
Accrued interest rate															9.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger															61.00%
Proceeds from Notes Payable															$ 150,000.00
Jefferson Street Capital L L C [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Fixed conversion price								$ 3.50
Gross proceeds								$ 100,000.00
Accrued interest rate								10.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								22,222
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 4.50
Payments of Financing Costs								$ 8,000
Shares Issued, Price Per Share								$ 4.50
Originated in June 2020 One [Member]
Subsequent Event [Line Items]
Debt converted into common stock value									$ 2,000	$ 30,000
Debt converted into common stock shares									10,383	14,112
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																																																					41,775
Conversion of shares												2,300	3,000	2,500																																							25,200
Series B Preferred Stock [Member] | Geneva Roth Remark Holdings, Inc [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																	5,375																																						5,300
Proceeds from issuance of stock value																	$ 50,000.00
Issuance of common stock																	$ 53,750
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																																																					9,793
Subsequent Event [Member]
Subsequent Event [Line Items]
[custom:CommonStockAuthorizedReduction-0]																																																									1,800,000,000
Reduction in authorized common stock																								1,000,000,000
Reverse stock split																								common stock in a ratio of 1-for-2,000														not less than 1-for-10 and not more than 1-for-2,000
Stockholders' Equity Note, Changes in Capital Structure, Retroactive Impact																							As a result of the Reverse Stock Split, every 2,000 shares of the Company’s issued and outstanding common stock, par value $0.001 per share, were converted into one (1) share of common stock, par value $0.001 per share. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who otherwise would be entitled to receive fractional shares because they hold a number of pre-Reverse Stock Split shares of the Company’s common stock not evenly divisible by 2,000 had the number of post-Reverse Stock Split shares of the Company’s common stock to which they are entitled rounded up to the nearest whole number of shares of the Company’s common stock.
Proceeds from common stock																																	$ 490,000
Proceeds from issuance of stock value																																	$ 110,000
Common stock, shares authorized																																						1,800,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of shares		35,912	18,033				18,535													7,699	6,280				8,934									3,841
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Decrease in number of common stock shares authorized																																						10,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Decrease in number of common stock shares authorized																																						1,000,000,000
Subsequent Event [Member] | Management [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																																												625
Subsequent Event [Member] | Advisory Board Member [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																			625									625
Subsequent Event [Member] | Originated in June 2020 One [Member]
Subsequent Event [Line Items]
Debt converted into common stock value																																									$ 200,000	$ 120,000				$ 45,150
Debt converted into common stock shares																																									20,000	17,143				6,271
Subsequent Event [Member] | Warrant [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																														8,923
Subsequent Event [Member] | Quick Capital L L C [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																																															2,863
Subsequent Event [Member] | Triton Funds L P [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																															13,983										20,834					20,834
Proceeds from common stock																															$ 115,144										$ 250,000					$ 240,000
Subsequent Event [Member] | Maxim Partners L L C [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																										10,306																			10,342
Subsequent Event [Member] | Triton [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																																			27,685
Proceeds from common stock																																			$ 332,209
Subsequent Event [Member] | Auctus Fund, LLC [Member] | Senior Secured Promissory Note [Member]
Subsequent Event [Line Items]
principal amount																		$ 282,000.00											$ 832,000.00
Gross proceeds																		$ 250,000.00											$ 750,000.00
Subsequent Event [Member] | Auctus Fund, LLC [Member] | Warrant Two Security Agreement [Member]
Subsequent Event [Line Items]
Payment to purchase of common stock																													55,467
Exercise price per share																		$ 4.50											$ 15.00
Accrued interest rate																													12.00%
Stock-based compensation, shares																													55,467
Subsequent Event [Member] | Auctus Fund, LLC [Member] | Security Agreement [Member]
Subsequent Event [Line Items]
Payment to purchase of common stock																		62,667
Subsequent Event [Member] | G S Capital Partners L L C [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Gross proceeds																$ 150,000
Subsequent Event [Member] | Jefferson Street Capital L L C [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
principal amount								$ 110,000
Stock Issued During Period, Shares, Issued for Services								1,111
Subsequent Event [Member] | Mast Hill Fund L.P. [Member] | Originated in June 2020 One [Member]
Subsequent Event [Line Items]
principal amount						$ 444,444.00
Fixed conversion price						$ 4.00
Gross proceeds						$ 365,000.00
Accrued interest rate						12.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						161,616
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 3.20
Payments of Financing Costs						$ 28,000
Debt Instrument, Unamortized Discount						40,000
Legal Fees						7,000
Subsequent Event [Member] | Convertible Debt One [Member]
Subsequent Event [Line Items]
principal amount																																											$ 200,000
Debt issuance date																																											Jan. 08, 2020
Fixed conversion price																																											$ 20
Shares issued upon conversion																																											$ 10,000
Subsequent Event [Member] | Convertible Debt Two [Member]
Subsequent Event [Line Items]
principal amount																																											$ 25,000
Debt issuance date																																											Jul. 01, 2020
Subsequent Event [Member] | Granite Warrant [Member]
Subsequent Event [Line Items]
principal amount																																											$ 150,000
Fixed conversion price																																											$ 20
Shares issued upon conversion																																											$ 7,500
Subsequent Event [Member] | Finance lease security deposit
Subsequent Event [Line Items]
principal amount																																											$ 200,000
Debt issuance date																																											Aug. 03, 2020
Fixed conversion price																																											$ 10
Shares issued upon conversion																																											$ 20,000
Subsequent Event [Member] | Convertible Debt Five [Member]
Subsequent Event [Line Items]
principal amount																																											$ 300,000
Debt issuance date																																											Aug. 24, 2020
Fixed conversion price																																											$ 10
Shares issued upon conversion																																											$ 30,000
Subsequent Event [Member] | Granite Note [Member]
Subsequent Event [Line Items]
principal amount																																											$ 325,000
Debt issuance date																																											Sep. 30, 2020
Fixed conversion price																																											$ 30
Shares issued upon conversion																																											$ 10,834
Subsequent Event [Member] | Convertible Debt Seven [Member]
Subsequent Event [Line Items]
principal amount																																											$ 400,000
Debt issuance date																																											Nov. 17, 2020
Fixed conversion price																																											$ 7
Shares issued upon conversion																																											$ 17,143
Subsequent Event [Member] | Cancellation of share due to settlement of lawsuit, shares
Subsequent Event [Line Items]
Debt interest rate																																								4.00%
Purchase price																																								$ 1,404,000
Subsequent Event [Member] | Originated in June 2020 Two [Member]
Subsequent Event [Line Items]
Debt converted into common stock value																																							$ 200,000
Debt converted into common stock shares																																							10,000
Subsequent Event [Member] | Promissory Note Two [Member]
Subsequent Event [Line Items]
Debt converted into common stock value																																							$ 150,000
Debt converted into common stock shares																																							7,500
Subsequent Event [Member] | Promissory Note Three [Member]
Subsequent Event [Line Items]
Debt converted into common stock value																																							$ 100,000
Debt converted into common stock shares																																							10,000
Subsequent Event [Member] | Originated in June 2020 One [Member]
Subsequent Event [Line Items]
Debt converted into common stock value				$ 30,000		$ 30,000																														$ 325,000	$ 200,000
Debt converted into common stock shares				24,287		20,281																														10,834	20,000
Subsequent Event [Member] | ArcMail Technology [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
principal amount																																															$ 114,500
Proceeds from convertible debt																																															$ 100,000
Debt description																																															(i) has a one-time interest charge of five percent (5%); (ii) is due and payable 90-days from issuance; and, (iii) can be converted into shares of the Company’s common stock upon an event of default, at a conversion price equal to the lesser of: (a) $0.01, or (b) 61% multiplied by the average of the two lowest trading prices for our Common Stock during the 20-days prior to the date of the conversion.
Debt interest rate																																															5.00%
Subsequent Event [Member] | Notes Settlement Agreement [Member] | Blue Citi Notes [Member]
Subsequent Event [Line Items]
Ownership percentage																																											9.99%
Agreement terms																																											All accrued and unpaid interest under the Blue Citi Notes shall be nullified in full and be deemed to be zero, and no further interest of any amount shall accrue on any of the Blue Citi Notes. The Company shall have no right to prepayment, or any other right to repay in cash, any of the Blue Citi Notes. Similarly, Blue Citi shall have no right to demand cash payment under any of the Blue Citi Notes. Blue Citi shall be limited in its sales of our common stock to a maximum of fifty million (50,000,000) shares each calendar week.
Subsequent Event [Member] | Originated in June 2020 Two [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
principal amount																																								$ 63,000
Debt maturity date																																								Sep. 10, 2021
Conversion of shares																																								6,560
Subsequent Event [Member] | Purchased Agreement [Member] | Geneva Roth Remark Holdings, Inc [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares	4,875				5,375						5,375
Proceeds from issuance of stock value	$ 45,000				$ 50,000						$ 50,000
Issuance of common stock	$ 48,750
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares																						4,375					5,375					5,300							7,800									3,800
Conversion of shares		3,375	2,000				3,300													2,000	1,800				5,300								2,060	4,500
Subsequent Event [Member] | Series B Preferred Stock [Member] | Purchased Agreement [Member] | Geneva Roth Remark Holdings, Inc [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares	48,750				53,750						53,750
Subsequent Event [Member] | Series B Preferred Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Proceeds from investor																																																$ 35,000
Proceeds from issuance of stock value																						$ 40,000					$ 50,000					$ 50,000							$ 75,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of shares							18,535																										1,758